April 27, 2004



VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

RE: 		Merrill Lynch Series Fund, Inc.
       		Post-Effective Amendment No. 29
		to the Registration Statement on
		Form N-1A (Securities Act File No.
		2-69062, Investment Company Act
		File No. 811-3091)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the
	Securities Act of 1933, as amended
	(the "1933 Act"), Merrill Lynch
	Series Fund, Inc. (the "Fund")
	hereby certifies that:

(1) 	the form of Prospectus and Statement
        of Additional Information that would
        have been filed pursuant to Rule 497(c)
        under the 1933 Act would not have
        differed from that contained in
        Post-Effective Amendment No. 29 to
        the Fund's Registration Statement on
        Form N-1A; and

(2)	the text of Post-Effective Amendment
        No. 29 to the Fund's Registration
        Statement on Form N-1A was filed
        electronically with the Securities
        and Exchange Commission on
	April 23, 2004.

Sincerely,

Merrill Lynch Series Fund, Inc.

/s/ Phillip S. Gillespie

Phillip S. Gillespie
Secretary of Fund